Annual Estimated Amortization Expenses of Intangible Assets (Detail) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2012
Finite Lived Intangible Assets Future Amortization Expense [Line Items]
2013	40,386
2014	35,240
2015	33,793
2016	32,430
2017	28,653
Purchased software
Finite Lived Intangible Assets Future Amortization Expense [Line Items]
2013	4,341
2014	3,626
2015	3,503
2016	3,209
2017	2,561
Radio Spectrum License
Finite Lived Intangible Assets Future Amortization Expense [Line Items]
2013	8,105
2014	8,105
2015	8,105
2016	8,105
2017	8,105
Network Use Right
Finite Lived Intangible Assets Future Amortization Expense [Line Items]
2013	1,000
2014	1,000
2015	1,000
2016	1,000
2017	1,000
Contract Backlog
Finite Lived Intangible Assets Future Amortization Expense [Line Items]
2013	1,385
Customer Relationships
Finite Lived Intangible Assets Future Amortization Expense [Line Items]
2013	9,568
2014	7,825
2015	6,501
2016	5,432
2017	2,891
Licenses
Finite Lived Intangible Assets Future Amortization Expense [Line Items]
2013	95
2014	95
2015	95
2016	95
2017	95
Supplier Relationships
Finite Lived Intangible Assets Future Amortization Expense [Line Items]
2013	13,093
2014	11,790
2015	11,790
2016	11,790
2017	11,790
Trade Names
Finite Lived Intangible Assets Future Amortization Expense [Line Items]
2013	1,020
2014	1,020
2015	1,020
2016	1,020
2017	1,020
Platform Software
Finite Lived Intangible Assets Future Amortization Expense [Line Items]
2013	1,779
2014	1,779
2015	1,779
2016	1,779
2017	1,191